Inventories - Summary of Inventories (Detail) - MXN ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Inventories [Line Items]
Inventories	$ 188,278,701	$ 86,113,142
Products in transit [member]
Disclosure of Inventories [Line Items]
Inventories	87,512,954	21,614,227
Refined and petrochemicals products [member]
Disclosure of Inventories [Line Items]
Inventories	73,051,764	40,359,715
Crude oil [member]
Disclosure of Inventories [Line Items]
Inventories	22,048,067	18,540,376
Materials and products in stock [member]
Disclosure of Inventories [Line Items]
Inventories	4,893,825	5,036,587
Materials in transit [member]
Disclosure of Inventories [Line Items]
Inventories	472,035	313,899
Gas and condesate products [member]
Disclosure of Inventories [Line Items]
Inventories	$ 300,056	$ 248,338